Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FIDELITY COVINGTON TRUST
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000131671
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Communication Services Index ETF
Trading Symbol	FCOM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Communication Services Index ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Communication Services Index ETF	$10	0.08%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, interactive media & services gained 32% and contributed most to the fund's performance for the fiscal year. Movies & entertainment stocks also helped, gaining about 47%. The interactive home entertainment subindustry rose 78%. Integrated telecommunication services (+29%) also contributed. Other contributors included the wireless telecommunication services (+37%), broadcasting (+26%) and alternative carriers (+16%) subindustries.

•   In contrast, cable & satellite returned -16% and detracted most. Advertising (-13%) and publishing (-1%) also hurt.

•   Turning to individual stocks, the top contributor was Meta Platforms (+63%), from the interactive media & services subindustry. Within the same subindustry, Alphabet gained 12% and boosted the fund. In movies & entertainment, Netflix (+84%) lifted the fund. Roblox (+230%), from the interactive home entertainment subindustry, contributed. Lastly, in integrated telecommunication services, AT&T (+49%) also lifted the fund.

•   Conversely, the biggest detractor was Comcast (-17%), from the cable & satellite subindustry. Within the same subindustry, Charter Communications returned -29% and hurt the fund's performance. In interactive media & services, Snap (-30%) hindered the fund. Lastly, Omnicom (-24%) and Interpublic (-20%), within the advertising subindustry, also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	$30,013 Fidelity® MSCI Communication Services Index ETF	$30,343 MSCI USA IMI Communication Services 25/50 IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$12,236	$12,254	$10,561
2017	$12,798	$12,846	$12,256
2018	$12,139	$12,184	$14,246
2019	$14,729	$14,804	$15,384
2020	$16,408	$16,512	$17,223
2021	$23,925	$24,098	$23,500
2022	$16,254	$16,386	$22,410
2023	$18,927	$19,099	$25,327
2024	$23,156	$23,390	$30,936
2025	$30,013	$30,343	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Communication Services Index ETF - NAV	29.61%	12.84%	11.62%
MSCI USA IMI Communication Services 25/50 IndexFootnote ReferenceSM	29.73%	12.94%	11.74%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,693,294,062
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,155,844
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2025)
FUND STATISTICS	Value
Fund Size	$1,693,294,062
Number of Holdings	104
Portfolio Turnover	13%
Total Advisory Fee	$1,155,844

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	99.6
Belgium -	0.2
Bermuda -	0.1
Canada -	0.1
Singapore -	0.0Footnote Reference*
Israel -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Interactive Media & Services	53.3
Entertainment	20.5
Media	12.4
Diversified Telecommunication Services	10.6
Wireless Telecommunication Services	3.1
All Others	0.1

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Meta Platforms, Inc., Class A	24.7
Alphabet, Inc., Class A	13.3
Alphabet, Inc., Class C	10.4
Walt Disney Co.	4.3
AT&T, Inc.	4.0
Netflix, Inc.	4.0
Verizon Communications, Inc.	3.9
Comcast Corp., Class A	2.9
T-Mobile U.S., Inc.	2.7
ROBLOX Corp., Class A	2.5
Total	72.7

Material Fund Change [Text Block]
C000131662
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Consumer Discretionary Index ETF
Trading Symbol	FDIS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Consumer Discretionary Index ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Discretionary Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, broadline retail gained about 26% and contributed most to the fund's performance for the fiscal year. Automobile manufacturers, which gained roughly 28%, also helped, as did hotels, resorts & cruise lines, which advanced 36%. The restaurants subindustry rose roughly 17%, while automotive retail gained 22%, and education services advanced 29%. Other contributors included the casinos & gaming (+10%) and consumer electronics (+23%) subindustries.

•   In contrast, homebuilding returned roughly -22% and detracted most, followed by footwear, which returned approximately -7%. The distributors subindustry returned about -16%. Computer & electronics retail (-14%) also hurt. Home improvement retail (-1%) and automotive parts & equipment (-3%) hampered the fund's result. Other detractors included the leisure products (-5%) and household appliances (-26%) subindustries.

•   Turning to individual stocks, the top contributor was Amazon.com (+25%), from the broadline retail subindustry. In automobile manufacturers, Tesla (+33%) helped. The Booking Holdings (+49%) and Royal Caribbean Cruises (+105%), within the hotels, resorts & cruise lines subindustry, boosted the fund. Lastly, DoorDash (+125%), from the restaurants subindustry, also contributed.

•   Conversely, the biggest detractor was Chipotle Mexican Grill (-21%), from the restaurants subindustry. In homebuilding, Lennar (-30%) and D.R. Horton (-20%) detracted. In home improvement retail, Lowes (-7%) hindered the fund. Lastly, in footwear, Deckers Outdoor (-31%) also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	$33,173 Fidelity® MSCI Consumer Discretionary Index ETF	$33,256 Fidelity MSCI Consumer Discretionary Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$10,124	$10,134	$10,561
2017	$11,584	$11,608	$12,256
2018	$14,058	$14,102	$14,246
2019	$15,204	$15,259	$15,384
2020	$19,045	$19,104	$17,223
2021	$27,224	$27,187	$23,500
2022	$23,443	$23,435	$22,410
2023	$25,797	$25,813	$25,327
2024	$28,660	$28,704	$30,936
2025	$33,173	$33,256	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Consumer Discretionary Index ETF - NAV	15.75%	11.74%	12.74%
Fidelity MSCI Consumer Discretionary Index ETF Capped Linked IndexFootnote ReferenceSM	15.86%	11.72%	12.77%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,821,943,732
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 1,534,737
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2025)
FUND STATISTICS	Value
Fund Size	$1,821,943,732
Number of Holdings	255
Portfolio Turnover	5%
Total Advisory Fee	$1,534,737

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	95.7
Brazil -	1.7
United Kingdom -	0.9
Switzerland -	0.6
Bermuda -	0.3
Jersey -	0.3
Sweden -	0.2
Bahamas -	0.1
Israel -	0.1
Ireland -	0.1
Hong Kong -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Broadline Retail	28.0
Hotels, Restaurants & Leisure	22.7
Specialty Retail	19.3
Automobiles	15.9
Household Durables	4.7
All Others	9.4

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Amazon.com, Inc.	25.0
Tesla, Inc.	13.8
Home Depot, Inc.	5.7
McDonald's Corp.	3.4
Booking Holdings, Inc.	2.9
TJX Cos., Inc.	2.2
Lowe's Cos., Inc.	2.0
MercadoLibre, Inc.	1.7
Starbucks Corp.	1.6
NIKE, Inc., Class B	1.4
Total	59.7

Material Fund Change [Text Block]
C000131664
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Consumer Staples Index ETF
Trading Symbol	FSTA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Consumer Staples Index ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Staples Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, consumer staples merchandise retail gained roughly 20% and contributed most to the fund's performance for the fiscal year. Tobacco stocks also helped, gaining 45%. The food retail subindustry rose approximately 26%. Other contributors included the food distributors (+25%) and drug retail (+4%) subindustries.

•   In contrast, packaged foods & meats returned roughly -9% and detracted most, followed by household products, which returned -6%. The distillers & vintners subindustry returned -32%, and soft drinks & non-alcoholic beverages (-2%) also hurt. Other detractors included the agricultural products & services (-8%), personal care products (-3%) and brewers (-11%) subindustries.

•   Turning to individual stocks, the top contributor was Walmart (+44%), from the consumer staples merchandise retail subindustry. Within the same subindustry, Costco Wholesale (+15%) lifted the fund. Philip Morris International (+48%) and Altria (+36%), within the tobacco subindustry, boosted the fund. Lastly, Kroger (+31%), from the food retail subindustry, also helped.

•   Conversely, the biggest detractor was PepsiCo (-17%), from the soft drinks & non-alcoholic beverages subindustry. In consumer staples merchandise retail, Target (-31%) hurt the fund. Procter & Gamble (-4%) and Colgate-Palmolive (-14%), within the household products subindustry, hindered the fund. Lastly, Constellation Brands (-30%), a stock in the distillers & vintners subindustry, also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	$21,473 Fidelity® MSCI Consumer Staples Index ETF	$21,732 Fidelity MSCI Consumer Staples Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$11,117	$11,140	$10,561
2017	$11,543	$11,578	$12,256
2018	$11,535	$11,589	$14,246
2019	$13,053	$13,124	$15,384
2020	$14,064	$14,167	$17,223
2021	$16,748	$16,888	$23,500
2022	$17,718	$17,883	$22,410
2023	$18,816	$19,009	$25,327
2024	$20,148	$20,374	$30,936
2025	$21,473	$21,732	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Consumer Staples Index ETF - NAV	6.58%	8.83%	7.94%
Fidelity MSCI Consumer Staples Index ETF Capped Linked IndexFootnote ReferenceSM	6.67%	8.93%	8.07%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,326,561,774
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,050,878
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2025)
FUND STATISTICS	Value
Fund Size	$1,326,561,774
Number of Holdings	102
Portfolio Turnover	13%
Total Advisory Fee	$1,050,878

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	99.9
Cayman Islands -	0.1

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Consumer Staples Distribution & Retail	37.4
Beverages	19.0
Household Products	16.4
Food Products	15.0
Tobacco	8.2
All Others	4.0

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Walmart, Inc.	12.9
Costco Wholesale Corp.	12.5
Procter & Gamble Co.	10.4
Coca-Cola Co.	7.9
PepsiCo, Inc.	4.9
Philip Morris International, Inc.	4.4
Altria Group, Inc.	3.5
Mondelez International, Inc., Class A	2.8
Colgate-Palmolive Co.	2.2
Target Corp.	1.6
Total	63.1

Material Fund Change [Text Block]
C000131665
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Energy Index ETF
Trading Symbol	FENY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Energy Index ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Energy Index ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, oil & gas equipment & services returned -19% and detracted most from the fund's performance for the fiscal year. Oil & gas exploration & production (-7%) and integrated oil & gas (-3%) also hurt. Other detractors included the oil & gas refining & marketing (-9%), oil & gas drilling (-45%) and trading companies & distributors (-2%) subindustries.

•   In contrast, oil & gas storage & transportation gained 26% and contributed most. Coal & consumable fuels stocks also helped (+24%).

•   Turning to individual stocks, the biggest detractor was Schlumberger (-28%), from the oil & gas equipment & services subindustry. Within the same subindustry, Halliburton (-34%) hindered the fund as well. ConocoPhillips, within the oil & gas exploration & production subindustry, returned -12% and detracted. Lastly, in integrated oil & gas, Exxon Mobil (-3%) and Occidental Petroleum (-26%) also hindered the fund.

•   Conversely, the top contributor was Williams Companies (+44%), from the oil & gas storage & transportation subindustry. Within the same subindustry, Kinder Morgan (+38%), Cheniere Energy (+30%) and Targa Resources (+25%) contributed. Lastly, EQT (+58%), a stock in the oil & gas exploration & production subindustry, also lifted the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	$17,706 Fidelity® MSCI Energy Index ETF	$17,874 Fidelity MSCI Energy Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$9,920	$9,938	$10,561
2017	$9,829	$9,859	$12,256
2018	$11,846	$11,896	$14,246
2019	$9,546	$9,589	$15,384
2020	$5,796	$5,821	$17,223
2021	$8,624	$8,671	$23,500
2022	$14,289	$14,386	$22,410
2023	$16,590	$16,718	$25,327
2024	$18,290	$18,446	$30,936
2025	$17,706	$17,874	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Energy Index ETF - NAV	(3.19%)	25.03%	5.88%
Fidelity MSCI Energy Index ETF Capped Linked IndexFootnote ReferenceSM	(3.10%)	25.16%	5.98%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,377,528,536
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,265,841
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2025)
FUND STATISTICS	Value
Fund Size	$1,377,528,536
Number of Holdings	101
Portfolio Turnover	7%
Total Advisory Fee	$1,265,841

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.7
United Kingdom -	0.9
Ireland -	0.2
Switzerland -	0.1
Norway -	0.1
Thailand -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Oil, Gas & Consumable Fuels	89.7
Energy Equipment & Services	9.9
All Others	0.4

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.6
Short-Term Investments and Net Other Assets (Liabilities) -	0.4

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Exxon Mobil Corp.	22.6
Chevron Corp.	16.0
ConocoPhillips	6.5
Williams Cos., Inc.	3.9
EOG Resources, Inc.	3.5
Kinder Morgan, Inc.	3.0
Marathon Petroleum Corp.	2.9
Cheniere Energy, Inc.	2.8
Schlumberger NV	2.8
ONEOK, Inc.	2.7
Total	66.7

Material Fund Change [Text Block]
C000131666
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Financials Index ETF
Trading Symbol	FNCL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Financials Index ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Financials Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, diversified banks gained roughly 33% and contributed most to the fund's performance for the fiscal year. Investment banking & brokerage, which advanced 55%, also helped, as did transaction & payment processing services firms, which were up roughly 21%. The asset management & custody banks subindustry rose about 26%, while financial exchanges & data gained approximately 25%, and consumer finance increased 33%. Other noteworthy contributors included the property & casualty insurance (+9%), regional banks (+6%), diversified financial services (+15%), life & health insurance (+3%) and mortgage REITs (+4%) groups.

•   In contrast, insurance brokers returned about -1% and detracted most. Reinsurance (-6%) and specialized finance (-17%) stocks also hurt.

•   Turning to individual holdings, the top contributor was JPMorgan Chase (+42%), from the diversified banks subindustry. Within the same segment, Wells Fargo gained 39% and helped as well. Visa (+31%) and Mastercard (+23%), within the transaction & payment processing services subindustry, added further value. Lastly, in investment banking & brokerage, Goldman Sachs (+45%) also bolstered performance.

•   Conversely, the biggest detractor was Fiserv (-15%), from the transaction & payment processing services subindustry. In the same category, Global Payments (-20%) also hurt, as did Marsh & McLennan (-9%) and Brown & Brown (-8%), within the insurance brokers subindustry. Lastly, life & health insurance stock Prudential Financial returned roughly -13% and pressured the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	$30,875 Fidelity® MSCI Financials Index ETF	$31,173 Fidelity MSCI Financials Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$9,851	$9,859	$10,561
2017	$12,933	$12,967	$12,256
2018	$14,644	$14,695	$14,246
2019	$15,054	$15,116	$15,384
2020	$12,829	$12,900	$17,223
2021	$20,033	$20,157	$23,500
2022	$18,809	$18,940	$22,410
2023	$20,020	$20,176	$25,327
2024	$25,372	$25,594	$30,936
2025	$30,875	$31,173	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Financials Index ETF - NAV	21.69%	19.20%	11.93%
Fidelity MSCI Financials Index ETF Capped Linked IndexFootnote ReferenceSM	21.80%	19.30%	12.04%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 2,291,965,955
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 1,720,938
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2025)
FUND STATISTICS	Value
Fund Size	$2,291,965,955
Number of Holdings	392
Portfolio Turnover	4%
Total Advisory Fee	$1,720,938

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.9
Bermuda -	0.4
Ireland -	0.4
Puerto Rico -	0.2
United Kingdom -	0.1
Kazakhstan -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Banks	27.7
Capital Markets	26.2
Financial Services	25.7
Insurance	14.6
Consumer Finance	4.8
All Others	1.0

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

JPMorgan Chase & Co.	9.7
Berkshire Hathaway, Inc., Class B	7.4
Visa, Inc., Class A	7.0
Mastercard, Inc., Class A	5.4
Bank of America Corp.	4.0
Wells Fargo & Co.	3.1
Goldman Sachs Group, Inc.	2.6
Citigroup, Inc.	2.1
S&P Global, Inc.	2.0
Morgan Stanley	2.0
Total	45.3

Material Fund Change [Text Block]
C000131667
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Health Care Index ETF
Trading Symbol	FHLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Health Care Index ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Health Care Index ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, managed health care returned -52% and detracted most from the fund's performance for the fiscal year, followed by life sciences tools & services, which returned -25%. The pharmaceuticals subindustry returned about -8%, and biotechnology (-6%) also hurt. Other detractors included the health care supplies (-27%), health care services (-3%) and health care facilities (-6%) subindustries.

•   In contrast, health care equipment gained roughly 12% and contributed most. Health care distributors stocks also helped, gaining about 21%. The health care technology subindustry rose roughly 32%.

•   Turning to individual stocks, the biggest detractor was UnitedHealth Group (-56%), from the managed health care subindustry. From the same subindustry, Elevance Health (-46%) hurt the fund's performance. Merck, within the pharmaceuticals subindustry, returned roughly -29% and hurt the fund. Regeneron Pharmaceuticals, within the biotechnology subindustry, returned -49% and hindered the fund. Lastly, Thermo Fisher Scientific (-23%), from the life sciences tools & services subindustry, also hurt.

•   Conversely, the biggest contributor was Gilead Sciences (+52%), from the biotechnology subindustry. Boston Scientific (+42%), Abbott Laboratories (+21%) and Stryker (+21%), within the health care equipment subindustry, boosted the fund. Lastly, in pharmaceuticals, Johnson & Johnson (+8%) also contributed.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	$19,419 Fidelity® MSCI Health Care Index ETF	$19,585 Fidelity MSCI Health Care Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$9,729	$9,735	$10,561
2017	$10,632	$10,649	$12,256
2018	$12,262	$12,297	$14,246
2019	$12,734	$12,780	$15,384
2020	$15,241	$15,311	$17,223
2021	$19,495	$19,602	$23,500
2022	$18,848	$18,965	$22,410
2023	$19,348	$19,482	$25,327
2024	$21,780	$21,949	$30,936
2025	$19,419	$19,585	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Health Care Index ETF - NAV	(10.84%)	4.96%	6.86%
Fidelity MSCI Health Care Index ETF Capped Linked IndexFootnote ReferenceSM	(10.77%)	5.05%	6.95%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 2,347,006,718
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 2,273,957
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2025)
FUND STATISTICS	Value
Fund Size	$2,347,006,718
Number of Holdings	323
Portfolio Turnover	3%
Total Advisory Fee	$2,273,957

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.9
Ireland -	0.7
Netherlands -	0.1
Switzerland -	0.1
United Kingdom -	0.1
Canada -	0.1
Jersey -	0.0Footnote Reference*
Costa Rica -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Pharmaceuticals	28.3
Health Care Equipment & Supplies	22.9
Biotechnology	21.3
Health Care Providers & Services	16.7
Life Sciences Tools & Services	9.5
All Others	1.3

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Eli Lilly & Co.	10.8
Johnson & Johnson	7.2
AbbVie, Inc.	6.1
UnitedHealth Group, Inc.	4.1
Abbott Laboratories	4.0
Merck & Co., Inc.	3.6
Thermo Fisher Scientific, Inc.	3.2
Intuitive Surgical, Inc.	3.1
Amgen, Inc.	2.9
Boston Scientific Corp.	2.8
Total	47.8

Material Fund Change [Text Block]
C000131668
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Industrials Index ETF
Trading Symbol	FIDU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Industrials Index ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Industrials Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, aerospace & defense gained 34% and contributed most to the fund's performance for the fiscal year. Heavy electrical equipment, which gained 269%, also helped, as did electrical components & equipment, which advanced about 23%. The construction & engineering subindustry rose about 52%, while construction machinery & heavy transportation equipment gained roughly 21%, and passenger ground transportation advanced 36%. Other contributors included the agricultural & farm machinery (+35%) and trading companies & distributors (+14%) subindustries.

•   Conversely, air freight & logistics returned about -22% and detracted most, followed by cargo ground transportation, which returned -20%. The research & consulting services subindustry returned -4%. Rail transportation (-1%) also hurt. Office services & supplies (-7%) and commercial printing (-15%) hampered the fund's result. Lastly. the marine transportation (-19%) subindustry also hurt.

•   Turning to individual stocks, the top contributor was GE Vernova (+271%), from the heavy electrical equipment subindustry. GE Aerospace (+61%) and RTX (+37%), within the aerospace & defense subindustry, boosted the fund. Caterpillar (+29%), from the construction machinery & heavy transportation equipment subindustry, lifted the fund. Lastly, Uber Technologies, within the passenger ground transportation subindustry, gained 36% and also contributed.

•   In contrast, the biggest detractor was United Parcel Service (-30%), from the air freight & logistics subindustry. Within the same subindustry, FedEx (-24%) hurt the fund. Another notable detractor was Lockheed Martin (-20%), a stock in the aerospace & defense subindustry. Another notable detractor was Union Pacific (-8%), a stock in the rail transportation subindustry. Lastly, Old Dominion Freight Lines (-28%), from the cargo ground transportation subindustry, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	$33,693 Fidelity® MSCI Industrials Index ETF	$34,023 Fidelity MSCI Industrials Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$10,945	$10,958	$10,561
2017	$12,923	$12,952	$12,256
2018	$14,872	$14,922	$14,246
2019	$15,353	$15,414	$15,384
2020	$14,687	$14,761	$17,223
2021	$21,614	$21,745	$23,500
2022	$20,079	$20,215	$22,410
2023	$23,927	$24,111	$25,327
2024	$28,535	$28,788	$30,936
2025	$33,693	$34,023	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Industrials Index ETF - NAV	18.07%	18.07%	12.92%
Fidelity MSCI Industrials Index ETF Capped Linked IndexFootnote ReferenceSM	18.19%	18.18%	13.03%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,481,987,603
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 1,059,719
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2025)
FUND STATISTICS	Value
Fund Size	$1,481,987,603
Number of Holdings	360
Portfolio Turnover	3%
Total Advisory Fee	$1,059,719

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.6
Canada -	0.8
Ireland -	0.3
United Kingdom -	0.2
India -	0.1
Virgin Islands -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Aerospace & Defense	22.9
Machinery	18.6
Electrical Equipment	11.2
Ground Transportation	8.9
Professional Services	8.4
All Others	30.0

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

General Electric Co.	4.8
RTX Corp.	3.5
Caterpillar, Inc.	3.5
GE Vernova, Inc.	3.0
Boeing Co.	2.8
Uber Technologies, Inc.	2.8
Eaton Corp. PLC	2.5
Honeywell International, Inc.	2.4
Deere & Co.	2.3
Union Pacific Corp.	2.2
Total	29.8

Material Fund Change [Text Block]
C000131669
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Information Technology Index ETF
Trading Symbol	FTEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Information Technology Index ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Information Technology Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, semiconductors gained roughly 37% and contributed most to the fund's performance for the fiscal year. Systems software, which gained approximately 31%, also helped, as did application software, which advanced 25%. The communications equipment subindustry rose 38%, while internet services & infrastructure gained 48%, and electronic components advanced about 45%. Other contributors included the electronic manufacturing services (+44%) and the electronic equipment & instruments (+13%) subindustries.

•   Conversely, technology hardware, storage & peripherals returned -4% and detracted most. Semiconductor materials & equipment (-15%) and technology distributors (-14%) also hurt. Other detractors included the advertising (-35%) and trading companies & distributors (-25%) subindustries.

•   Turning to individual stocks, the top contributor was Nvidia (+52%), from the semiconductors subindustry. Within the same subindustry, Broadcom (+85%) helped. Microsoft (+28%) and Oracle (+84%), from the systems software subindustry, contributed. Lastly, in application software, Palantir Technologies gained roughly 488% and notably contributed.

•   In contrast, the biggest detractor was Apple (-6%), from the technology hardware, storage & peripherals subindustry. Adobe (-35%), from the application software subindustry, hindered the fund. In semiconductors, Intel (-35%) and Qualcomm (-17%) hurt the fund. Lastly, Accenture (-18%), a stock in the IT consulting & other services subindustry, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	$69,274 Fidelity® MSCI Information Technology Index ETF	$69,843 Fidelity MSCI Information Technology Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$10,840	$10,848	$10,561
2017	$13,967	$13,993	$12,256
2018	$17,867	$17,923	$14,246
2019	$20,715	$20,797	$15,384
2020	$28,376	$28,519	$17,223
2021	$39,890	$40,126	$23,500
2022	$36,136	$36,376	$22,410
2023	$44,758	$45,097	$25,327
2024	$56,661	$57,077	$30,936
2025	$69,274	$69,843	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Information Technology Index ETF - NAV	22.26%	19.54%	21.35%
Fidelity MSCI Information Technology Index ETF Capped Linked IndexFootnote ReferenceSM	22.37%	19.62%	21.45%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 14,754,721,779
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 10,567,090
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2025)
FUND STATISTICS	Value
Fund Size	$14,754,721,779
Number of Holdings	281
Portfolio Turnover	9%
Total Advisory Fee	$10,567,090

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.5
Switzerland -	0.4
China -	0.3
Singapore -	0.3
United Kingdom -	0.2
Canada -	0.1
Thailand -	0.1
Israel -	0.1

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Software	36.7
Semiconductors & Semiconductor Equipment	34.7
Technology Hardware, Storage & Peripherals	14.7
Electronic Equipment, Instruments & Components	5.3
IT Services	4.9
All Others	3.7

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

NVIDIA Corp.	18.3
Microsoft Corp.	15.5
Apple, Inc.	12.7
Broadcom, Inc.	4.7
Oracle Corp.	2.3
Palantir Technologies, Inc., Class A	1.8
Advanced Micro Devices, Inc.	1.6
Cisco Systems, Inc.	1.5
Salesforce, Inc.	1.3
International Business Machines Corp.	1.3
Total	61.0

Material Fund Change [Text Block]
C000131670
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Materials Index ETF
Trading Symbol	FMAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Materials Index ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Materials Index ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, commodity chemicals returned -44% and detracted most from the fund's performance for the fiscal year, followed by specialty chemicals, which returned -10%. The paper & plastic packaging products & materials subindustry returned approximately -8%. Copper (-10%) also hurt. Steel (-3%) and diversified chemicals (-50%) hampered the fund's result. Other detractors included the aerospace & defense (-20%) and paper products (-39%) subindustries. Lastly, aluminum (-3%), forest products (-7%) and life sciences tools & services (-14%) also hurt.

•   In contrast, gold gained 27% and contributed most. Fertilizers & agricultural chemicals stocks also helped, gaining 20%. The industrial gases subindustry rose about 5%. Construction materials (+4%) also contributed. Other contributors included the diversified metals & mining (+95%), metal, glass & plastic containers (+3%) and silver (+2%) subindustries.

•   Turning to individual stocks, the biggest detractor was Dow (-54%), from the commodity chemicals subindustry. Within the same subindustry, LyondellBasell (-38%) detracted. In specialty chemicals, Celanese (-63%) and International Flavors & Fragrance (-27%) hurt the fund's performance. Lastly, Freeport-McMoRan, within the copper subindustry, returned about -10% and also hindered the fund.

•   Conversely, the top contributor was Newmont (+29%), from the gold subindustry. In fertilizers & agricultural chemicals, Corteva gained 30% and contributed. Ecolab (+15%), a stock in the specialty chemicals subindustry, helped. In construction materials, CRH (+13%) boosted the fund. Lastly, Air Products & Chemicals, within the industrial gases subindustry, gained approximately 12% and also contributed.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	$23,267 Fidelity® MSCI Materials Index ETF	$23,416 Fidelity MSCI Materials Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$10,931	$10,944	$10,561
2017	$12,697	$12,724	$12,256
2018	$14,163	$14,186	$14,246
2019	$13,593	$13,635	$15,384
2020	$14,039	$14,096	$17,223
2021	$20,357	$20,414	$23,500
2022	$19,404	$19,475	$22,410
2023	$21,813	$21,913	$25,327
2024	$23,945	$24,077	$30,936
2025	$23,267	$23,416	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Materials Index ETF - NAV	(2.83%)	10.63%	8.81%
Fidelity MSCI Materials Index ETF Capped Linked IndexFootnote ReferenceSM	(2.75%)	10.68%	8.88%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 411,713,588
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 419,467
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2025)
FUND STATISTICS	Value
Fund Size	$411,713,588
Number of Holdings	99
Portfolio Turnover	6%
Total Advisory Fee	$419,467

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	98.2
Jersey -	1.6
Canada -	0.2
Luxembourg -	0.0Footnote Reference*
United Kingdom -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Chemicals	54.8
Metals & Mining	20.7
Containers & Packaging	12.3
Construction Materials	11.4
Paper & Forest Products	0.6
All Others	0.2

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Linde PLC	16.7
Sherwin-Williams Co.	6.1
Newmont Corp.	5.4
Ecolab, Inc.	5.1
CRH PLC	5.0
Air Products & Chemicals, Inc.	4.9
Freeport-McMoRan, Inc.	4.4
Corteva, Inc.	3.8
Vulcan Materials Co.	2.8
Martin Marietta Materials, Inc.	2.7
Total	56.9

Material Fund Change [Text Block]
C000151119
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Real Estate Index ETF
Trading Symbol	FREL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Real Estate Index ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Real Estate Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, health care REITs gained approximately 21% and contributed most to the fund's performance for the fiscal year. Real estate services stocks also helped (+28%). Data centers rose approximately 10%, retail gained roughly 5%, and other specialized REITs advanced approximately 5%. Other contributors included the diversified (+6%) and asset management & custody banks (+0%) subindustries.

•   Conversely, industrial REITs returned -15% and detracted most, followed by self-storage, which returned -9%. The timber subindustry returned about -17%. Hotel & resort (-10%) also hurt. Multi-family residential (-3%) and single-family residential (-5%) hampered the fund's result as well. Other detractors included the telecom tower (-1%) group and real estate operating companies (-21%). Lastly, the diversified real estate activities (-18%), real estate development (-8%) and office (-1%) categories also hurt.

•   Turning to individual stocks, the top contributor was Welltower (+51%), from the health care subindustry. In real estate services, CBRE (+38%) and CoStar Group (+22%) boosted the fund. Digital Realty Trust (+21%), from the data center subindustry, helped as well. Lastly, in retail, Simon Property Group (+12%) also contributed.

•   In contrast, the biggest detractor was Prologis (-12%), from the industrial subindustry. Within the same segment, Americold Realty Trust returned -44% and detracted. Alexandria Real Estate Equities (-31%), a stock in the health care subindustry, hurt the fund. Weyerhaeuser (-19%), from the timber subindustry, also pressured the fund's performance. Lastly, Extra Space Storage (-12%), a stock in the self-storage subindustry, further detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	$17,481 Fidelity® MSCI Real Estate Index ETF	$17,670 Fidelity MSCI Real Estate Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$11,927	$11,954	$10,561
2017	$11,746	$11,778	$12,256
2018	$12,278	$12,321	$14,246
2019	$13,897	$13,949	$15,384
2020	$13,164	$13,251	$17,223
2021	$17,849	$18,007	$23,500
2022	$17,089	$17,233	$22,410
2023	$15,405	$15,552	$25,327
2024	$17,037	$17,231	$30,936
2025	$17,481	$17,670	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Real Estate Index ETF - NAV	2.61%	5.84%	5.74%
Fidelity MSCI Real Estate Index ETF Capped Linked IndexFootnote ReferenceSM	2.55%	5.92%	5.86%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,013,046,319
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 865,125
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2025)
FUND STATISTICS	Value
Fund Size	$1,013,046,319
Number of Holdings	139
Portfolio Turnover	7%
Total Advisory Fee	$865,125

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	100.0

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Specialized REITs	34.3
Health Care REITs	13.4
Retail REITs	13.4
Residential REITs	12.2
Industrial REITs	9.8
All Others	16.9

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Prologis, Inc.	6.9
American Tower Corp.	6.8
Welltower, Inc.	6.7
Digital Realty Trust, Inc.	4.1
Equinix, Inc.	4.0
Simon Property Group, Inc.	3.8
Realty Income Corp.	3.4
CBRE Group, Inc., Class A	3.3
Crown Castle, Inc.	3.2
Public Storage	3.0
Total	45.2

Material Fund Change [Text Block]
C000131663
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Utilities Index ETF
Trading Symbol	FUTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fidelity® MSCI Utilities Index ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Utilities Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.

•   Against this backdrop, electric utilities gained roughly 18% and contributed most to the fund's performance for the fiscal year. Multi-utilities stocks also helped, gaining 18%. The independent power producers & energy traders subindustry rose 115%. Gas utilities (+23%) also contributed.

•   Conversely, water utilities returned -4% and detracted most. Renewable electricity (-3%) also hurt.

•   Turning to individual stocks, the biggest contributor was Constellation Energy (+84%), from the electric utilities subindustry. From the same subindustry, NRG Energy (+126%), Southern (+17%) and Entergy (+61%) contributed. Lastly, in independent power producers & energy traders, Vistra gained approximately 164% and also lifted the fund.

•   In contrast, the biggest detractor was Edison International (-31%), from the electric utilities subindustry. From the same subindustry, PG&E (-23%) and NextEra Energy (-4%) hurt. AES (-22%), a stock in the independent power producers & energy traders subindustry, detracted as well. Lastly, in renewable electricity, XPLR Infrastructure (-59%) also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	$26,849 Fidelity® MSCI Utilities Index ETF	$27,145 Fidelity MSCI Utilities Index ETF Capped Linked IndexFootnote ReferenceSM	$35,989 S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$12,357	$12,377	$10,561
2017	$13,175	$13,214	$12,256
2018	$13,680	$13,740	$14,246
2019	$15,858	$15,948	$15,384
2020	$16,355	$16,469	$17,223
2021	$18,393	$18,538	$23,500
2022	$21,170	$21,350	$22,410
2023	$19,767	$19,951	$25,327
2024	$22,241	$22,469	$30,936
2025	$26,849	$27,145	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS:

Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Utilities Index ETF - NAV	20.72%	10.42%	10.38%
Fidelity MSCI Utilities Index ETF Capped Linked IndexFootnote ReferenceSM	20.81%	10.51%	10.50%
S&P 500® Index	16.33%	15.88%	13.66%
Footnote	Description
FootnoteSM	Service Mark

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,940,938,274
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,386,740
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2025)
FUND STATISTICS	Value
Fund Size	$1,940,938,274
Number of Holdings	65
Portfolio Turnover	4%
Total Advisory Fee	$1,386,740

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States of America -	100.0

What did the Fund invest in?

(as of July 31, 2025)

TOP INDUSTRIES

(% of Fund's net assets)

Electric Utilities	60.7
Multi-Utilities	24.3
Independent Power and Renewable Electricity Producers	7.2
Gas Utilities	4.5
Water Utilities	3.1
All Others	0.2

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

NextEra Energy, Inc.	10.0
Constellation Energy Corp.	7.5
Southern Co.	7.1
Duke Energy Corp.	6.5
Vistra Corp.	4.9
American Electric Power Co., Inc.	4.1
Sempra	3.7
Dominion Energy, Inc.	3.4
Exelon Corp.	3.1
Public Service Enterprise Group, Inc.	3.1
Total	53.4

Material Fund Change [Text Block]